Other Income	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
OTHER INCOME
21	OTHER INCOME

	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Bank interest income	6	106	185
Samples income/(loss)	4	14	(5)
	10	120	180